Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Less: Allowance for loans receivable - current	$ 0	$ 0	$ (24)	$ (29)
Excess value-added tax paid	97	92
Other	42	35
Other current assets	$ 139	$ 127